Schedule - Valuation and Qualifying Accounts (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation allowances on deferred tax assets written off against the deferred tax assets	$ 2,283	$ 7,588
Accounts receivable allowances written off against related accounts receivables	4,969	$ 3,539	$ 6,659
Accounts receivable allowances were netted against deferred revenue	$ 7,089